Equity Method Investments - Summary of Share of Post-Tax Earnings in its YPL Investment (Detail) - YPL (formerly RHL) [member] - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Disclosure of associates [line items]
Decrease in LSEG share price	$ (36)	$ (86)
Foreign exchange gains losses on LSEG shares	3	(3)
Dividend income	6	6
Gain from call options	0	22
Historical excluded equity adjustment	95	129
YPL - Share of post-tax earnings in equity method investments	$ 68	$ 68